SUPPLEMENTAL GUARANTOR INFORMATION (Tables)	12 Months Ended
Dec. 31, 2012
SUPPLEMENTAL GUARANTOR INFORMATION [Abstract]
Condensed Consolidated Balance Sheet
SUPPLEMENTAL CONDENSED CONSOLIDATING BALANCE SHEET

AT DECEMBER 31, 2012

(stated in thousands of U.S. dollars)

	Parent	Combined subsidiary guarantors	Combined subsidiary non guarantors	Consolidating adjustments	Total consolidated amounts
Current assets
Receivables from related parties	$307,343	$124,498	$34,244	$(466,075)	$10
Other current assets	201,491	55,084	50,405	-	306,980
Total current assets	508,834	179,582	84,649	(466,075)	306,990

Noncurrent assets
Vessels and equipment, net	-	218,832	429,574	(887)	647,519
Investment in affiliates	151,447	-	251	(151,447)	251
Other noncurrent assets	5,171	17,173	42,134	(8,920)	55,558
Total noncurrent assets	156,618	236,005	471,959	(161,254)	703,328
Total assets	$665,452	$415,587	$556,608	$(627,329)	$1,010,318

Current liabilities
Payable to related parties	$-	$194,805	$275,031	$(466,075)	$3,761
Current portion of long-term financial debt	80,000	6,420	42,611	-	129,031
Other current liabilities	5,701	34,441	25,811	-	65,953
Total current liabilities	85,701	235,666	343,453	(466,075)	198,745

Noncurrent liabilities
Due to affiliates	$-	$8,920	$-	$(8,920)	$-
Long-term financial debt	180,000	55,102	153,419	-	388,521
Other noncurrent liabilities		262	16,291	-	16,553
Total noncurrent liabilities	180,000	64,284	169,710	(8,920)	405,074
Total liabilities	265,701	299,950	513,163	(474,995)	603,819

Equity of Ultrapetrol (Bahamas) Limited	399,751	115,637	43,445	(159,082)	399,751
Noncontrolling interest	-	-	-	6,748	6,748
Total equity	399,751	115,637	43,445	(152,334)	406,499
Total liabilities and equity	$665,452	$415,587	$556,608	$(627,329)	$1,010,318

SUPPLEMENTAL CONDENSED CONSOLIDATING BALANCE SHEET

AT DECEMBER 31, 2011

(stated in thousands of U.S. dollars)

	Parent	Combined subsidiary guarantors	Combined subsidiary non guarantors	Consolidating adjustments	Total consolidated amounts
Current assets
Receivables from related parties	$297,324	$101,196	$30,751	$(429,214)	$57
Other current assets	3,773	46,055	56,248	-	106,076
Total current assets	301,097	147,251	86,999	(429,214)	106,133

Noncurrent assets
Vessels and equipment, net	-	212,324	460,066	(945)	671,445
Investment in affiliates	201,323	-	373	(201,323)	373
Other noncurrent assets	6,825	7,850	63,704	(26,043)	52,336
Total noncurrent assets	208,148	220,174	524,143	(228,311)	724,154
Total assets	$509,245	$367,425	$611,142	$(657,525)	$830,287

Current liabilities
Payable to related parties	$-	$127,664	$302,708	$(429,214)	$1,158
Current portion of long-term financial debt	-	3,478	18,026	-	21,504
Other current liabilities	4,948	19,223	27,055	-	51,226
Total current liabilities	4,948	150,365	347,789	(429,214)	73,888

Noncurrent liabilities
Due to affiliates	$-	$26,043	$-	$(26,043)	$-
Long-term financial debt	260,000	51,522	179,967	-	491,489
Other noncurrent liabilities	-	218	14,521	-	14,739
Total noncurrent liabilities	260,000	77,783	194,488	(26,043)	506,228
Total liabilities	264,948	228,148	542,277	(455,257)	580,116

Equity of Ultrapetrol (Bahamas) Limited	244,297	139,277	68,865	(208,142)	244,297
Noncontrolling interest	-	-	-	5,874	5,874
Total equity	244,297	139,277	68,865	(202,268)	250,171
Total liabilities and equity	$509,245	$367,425	$611,142	$(657,525)	$830,287

Condensed Consolidating Statement of Operations
SUPPLEMENTAL CONDENSED CONSOLIDATING STATEMENT OF OPERATIONS

FOR THE YEAR ENDED DECEMBER 31, 2012

(stated in thousands of U.S. dollars)

	Parent	Combined subsidiary guarantors	Combined subsidiary non guarantors	Consolidating adjustments	Total consolidated amounts

Revenues	$-	$121,985	$205,112	$(13,928)	$313,169

Operating expenses	-	(133,209)	(218,949)	13,870	(338,288)
Operating (loss) profit	-	(11,224)	(13,837)	(58)	(25,119)

Investment in affiliates	(49,470)	-	(1,175)	49,470	(1,175)
Other (expenses) income	(14,187)	(15,185)	(10,067)	-	(39,439)
Loss before income taxes	(63,657)	(26,409)	(25,079)	49,412	(65,733)

Income taxes benefit (expense)	-	2,769	200	-	2,969
Loss from continuing operations	(63,657)	(23,640)	(24,879)	49,412	(62,764)

Loss from discontinued operations	-	-	-	-	-
Net loss	(63,657)	(23,640)	(24,879)	49,412	(62,764)

Net income attributable to noncontrolling interest	-	-	-	893	893
Net loss attributable to Ultrapetrol (Bahamas) Limited	$(63,657)	$(23,640)	$(24,879)	$48,519	$(63,657)

SUPPLEMENTAL CONDENSED CONSOLIDATING STATEMENT OF OPERATIONS

FOR THE YEAR ENDED DECEMBER 31, 2011

(stated in thousands of U.S. dollars)
	Parent	Combined subsidiary guarantors	Combined subsidiary non guarantors	Consolidating adjustments	Total consolidated amounts

Revenues	$-	$129,340	$190,630	$(15,488)	$304,482

Operating expenses	(8,490)	(112,238)	(179,800)	15,430	(285,098)
Operating (loss) profit	(8,490)	17,102	10,830	(58)	19,384

Investment in affiliates	(7,886)	-	(1,073)	7,886	(1,073)
Other (expenses) income	(2,429)	(23,212)	(12,642)	-	(38,283)
Loss before income taxes	(18,805)	(6,110)	(2,885)	7,828	(19,972)

Income taxes benefit (expense)	-	1,550	187	-	1,737
Loss from continuing operations	(18,805)	(4,560)	(2,698)	7,828	(18,235)

Loss from discontinued operations	-	-	-	-	-
Net loss	(18,805)	(4,560)	(2,698)	7,828	(18,235)

Net income attributable to noncontrolling interest	-	-	-	570	570
Net loss attributable to Ultrapetrol (Bahamas) Limited	$(18,805)	$(4,560)	$(2,698)	$7,258	$(18,805)

SUPPLEMENTAL CONDENSED CONSOLIDATING STATEMENT OF OPERATIONS

FOR THE YEAR ENDED DECEMBER 31, 2010

(stated in thousands of U.S. dollars)

	Parent		Combined subsidiary guarantors	Combined subsidiary non guarantors	Consolidating adjustments	Total consolidated amounts

Revenues	$-		$106,014	$133,015	$(8,584)	$230,445

Operating expenses	(8,332)		(89,245)	(122,676)	8,526	(211,727)
Operating (loss) profit	(8,332)		16,769	10,339	(58)	18,718

Investment in affiliates	8,153	(1)	-	(341)	(8,153)	(341)
Other (expenses) income	(5,192)		(1,197)	(10,030)	-	(16,419)
Loss before income taxes	(5,371)		15,572	(32)	(8,211)	1,958

Income taxes benefit (expense)	-		313	(6,676)	-	(6,363)
Loss from continuing operations	(5,371)		15,885	(6,708)	(8,211)	(4,405)

Loss from discontinued operations	-		-	(515)	-	(515)
Net loss	(5,371)		15,885	(7,223)	(8,211)	(4,920)

Net income attributable to noncontrolling interest	-		-	-	451	451
Net loss attributable to Ultrapetrol (Bahamas) Limited	$(5,371)		$15,885	$(7,223)	$(8,662)	$(5,371)

(1)	Includes a loss of $515 related to discontinued operations.

Condensed Consolidating Cash Flow

SUPPLEMENTAL CONDENSED CONSOLIDATING STATEMENT OF CASH FLOW

FOR THE YEAR ENDED DECEMBER 31, 2012

(stated in thousands of U.S. dollars)
	Parent	Combined subsidiary guarantors	Combined subsidiary non guarantors	Consolidating adjustments	Total consolidated amounts

Net loss	$(62,764)	$(23,640)	$(23,986)	$47,626	$(62,764)
Loss from discontinued operations	-	-	-	-	-
Adjustments to reconcile net loss to net cash (used in) provided by operating activities from continuing operations	51,532	(1,935)	56,858	(47,626)	58,829
Net cash (used in) provided by operating activities from continuing operations	(11,232)	(25,575)	32,872	-	(3,935)
Net cash (used in) operating activities from discontinued operations	-	-	-	-	-
Net cash (used in) provided by operating activities	(11,232)	(25,575)	32,872	-	(3,935)

Intercompany sources	(10,019)	43,839	(16,697)	(17,123)	-
Non-subsidiary sources	-	(14,985)	(17,528)	-	(32,513)
Net cash (used in) provided by investing activities	(10,019)	28,854	(34,225)	(17,123)	(32,513)

Intercompany sources	-	(17,123)	-	17,123	-
Non-subsidiary sources	219,122	6,315	(870)	-	224,567
Net cash (used in) provided by financing activities	219,122	(10,808)	(870)	17,123	224,567
Net increase (decrease) in cash and cash equivalents	$197,871	$(7,529)	$(2,223)	$-	$188,119

SUPPLEMENTAL CONDENSED CONSOLIDATING STATEMENT OF CASH FLOW

FOR THE YEAR ENDED DECEMBER 31, 2011

(stated in thousands of U.S. dollars)
	Parent	Combined subsidiary guarantors	Combined subsidiary non guarantors	Consolidating adjustments	Total consolidated amounts

Net loss	$(18,235)	$(4,560)	$(2,128)	$6,688	$(18,235)
Loss from discontinued operations	-	-	-	-	-
Adjustments to reconcile net loss to net cash (used in) provided by operating activities from continuing operations	12,134	21,396	6,165	(6,688)	33,007
Net cash (used in) provided by operating activities from continuing operations	(6,101)	16,836	4,037	-	14,772
Net cash (used in) operating activities from discontinued operations	-	-	(15)	-	(15)
Net cash (used in) provided by operating activities	(6,101)	16,836	4,022	-	14,757

Intercompany sources	(17,947)	(1,322)	(6,774)	26,043	-
Non-subsidiary sources	-	(42,907)	(54,956)	-	(97,863)
Net cash (used in) investing activities	(17,947)	(44,229)	(61,730)	26,043	(97,863)

Intercompany sources	-	26,043	-	(26,043)	-
Non-subsidiary sources	(15,000)	14,963	11,669	-	11,632
Net cash (used in) provided by financing activities	(15,000)	41,006	11,669	(26,043)	11,632
Net increase (decrease) in cash and cash equivalents	$(39,048)	$13,613	$(46,039)	$-	$(71,474)

SUPPLEMENTAL CONDENSED CONSOLIDATING STATEMENT OF CASH FLOW

FOR THE YEAR ENDED DECEMBER 31, 2010

(stated in thousands of U.S. dollars)

	Parent	Combined subsidiary guarantors	Combined subsidiary non guarantors	Consolidating adjustments	Total consolidated amounts

Net (loss) income	$(4,920)	$13,169	$5,307	$(18,476)	$(4,920)
Loss from discontinued operations	-	-	515	-	515
Adjustments to reconcile net (loss) income to net cash (used in) provided by operating activities from continuing operations	(1,601)	(2,539)	10,913	18,476	25,249
Net cash (used in) provided by operating activities from continuing operations	(6,521)	10,630	16,735	-	20,844
Net cash (used in) operating activities from discontinued operations	-	-	(1,950)	-	(1,950)
Net cash (used in) provided by operating activities	(6,521)	10,630	14,785	-	18,894

Intercompany sources	(60,822)	(16,189)	-	77,011	-
Non-subsidiary sources	-	(3,850)	(52,239)	-	(56,089)
Net cash (used in) investing activities from continuing operations	(60,822)	(20,039)	(52,239)	77,011	(56,089)
Net cash provided by investing activities from discontinued operations	-	-	1,950	-	1,950
Net cash (used in) investing activities	(60,822)	(20,039)	(50,289)	77,011	(54,139)

Intercompany sources	-	-	77,011	(77,011)	-
Non-subsidiary sources	75,281	-	12,333	-	87,614
Net cash provided by financing activities	75,281	-	89,344	(77,011)	87,614
Net increase (decrease) in cash and cash equivalents	$7,938	$(9,409)	$53,840	$-	$52,369